Corporate information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
InflaRx Pharmaceutical Inc.
Statement [Line Items]
Place of business/country of incorporation	U.S
Functional currency	USD
Ownership interest held by the Group	100.00%	100.00%
Principal activities	Subsidiary for basic research
InflaRx GmbH
Statement [Line Items]
Place of business/country of incorporation	Germany
Functional currency	EUR
Ownership interest held by the Group	100.00%	100.00%
Principal activities	Principal operating subsidiary, biopharmaceutical company